SHARE OPTIONS (Details 2) - 2008 Plan - Share options. - $ / shares	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options granted
Granted (in shares)		546,400	1,797,300	307,250
Exercised (in shares)		(175,950)
Cancelled (in shares)	(139,000)	(139,000)
Forfeited (in shares)		(1,363,700)
Balance at the end of the period (in shares)		1,374,050
Weighted average exercise price per option
Granted (in dollars per share)		$ 2.25		$ 4.75
Exercised (in dollars per share)		2.31
Cancelled (in dollars per share)	$ 4.62	4.62
Forfeited (in dollars per share)		2.47
Balance at the end of the period (in dollars per share)		1.98
Weighted average fair value per option at grant date
Granted (in dollars per share)		$ 1.28	$ 1.42	$ 2.45